Provisions and other non-financial liabilities (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total		$ 106,197	$ 63,445
Total		31,822	30,001
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under Lease contract with Corfo	[1]	84,826	32,331
Provision for additional tax related to foreign loans		471	416
End of agreement bonus		5,129	4,522
Directors' per diem allowance		2,881	2,630
Provision for subsidiary restructuring		0	6,000
Miscellaneous provisions		1,028	1,127
Total	[2]	94,335	47,026
Investments with negative equity		0	47
Total	[2]	$ 0	$ 47

[1]	Payment Obligations for the lease contract with CORFO: These correspond to obligations assumed in the modification of the Lease Agreement for extraction of mining claims owned by the Chilean Economic Development Agency (CORFO). Part of the obligations include quarterly lease payments to CORFO, based on SQM Salar’s sales for the period of products obtained from the claims leased; another part corresponds to annual contributions that SQM Salar must make, since 2018, to Research and Development and to Communities and Regional Development. 2017 includes US$20.4 million corresponding to the payment that formed part of the agreement reached between SQM Salar and CORFO due to the end of Arbitration. (See Note 21.1)
[2]	See Note 18.2